Clinical Trials Grant	6 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Clinical Trials Grant
4 Clinical trials grant
Effective July

1, 2023, the Company was awarded a $
2,000
 Small Business Innovation Research grant from the National Institutes of Health (“NIH”) to support the clinical development of
REM-001
for the treatment of cutaneous metastatic breast cancer. The grant will be received in two tranches: approximately $
1,250
for the period July 1, 2023, to June 30, 2024, and approximately $
750
for the period July 1, 2024, to June 30, 2025. As a result of receiving the grant, the
REM-001,
15-patient
clinical trial will be
re-started.
The grant is expended to the Company as a reimbursement of expenditures incurred. During the three and nine
months ended
March
 31,
2024
, the Company received $
194
(202
3
 -
nil
) and $
404
 (202
3
 -
nil
), respectively, for grants received against research and development expenditures in the period.
The grant is subject to various performance conditions and funding risk where the financial conditions of the NIH may change from time to time. The Company recognizes the grant only to the extent there is reasonable assurance the grant will be funded to the Company.